Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Legal fees						$ 120	$ 168
Termination of service fee		$ 3,000
General and administrative expenses	$ 7,347		$ 7,185	$ 35,287	$ 19,224	30,951	34,112
Financial Advisory [Member] | Investment Advisory, Management and Administrative Service [Member]
Related Party Transactions [Line Items]
Accounts payable	$ 0			0		0	$ 0
Financial Advisory [Member] | Investment Advisory, Management and Administrative Service [Member] | Management and financial advisory services agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses				$ 411	$ 793	$ 938